LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS
11. LEASE OBLIGATIONS

The Company finances certain property and equipment using finance leases. These leases range from one to five years. The finance lease obligations represent the present value of the minimum lease payments, net of imputed interest. The finance lease obligations are secured by the underlying leased assets. Leases are payable in monthly installments ranging from $354 to $10,813 including interest, ranging from 3.6% to 13.2% per annum.

Future minimum lease payments, including principal and interest, under the finance leases for subsequent years are as follows:

Year ended
2021	$161,394
2022	145,374
2023	125,790
2024	116,918
2025	43,970

Total	593,446
Less: interest	(87,788)
Present value of net minimum lease payments	505,658

Short term	125,449
Long term total	$380,209

Lease payments for the years ended December 31, 2020 and 2019 aggregated approximately $194,478 and $494,691, respectively.

The finance lease obligations are secured by underlying leased assets with a net book value of approximately $509,050 and $125,553 as of December 31, 2020 and 2019, respectively.

Operating Lease

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option will result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term for an additional four to five years. The exercise of lease renewal options is at the Company’s discretion. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants.

The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular currency environment. The Company used incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date.

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of December 31, 2020 are:

Weighted average remaining lease term	47 Months
Weighted average incremental borrowing rate	5.0%

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized in the condensed consolidated balance sheet as of December 31, 2020:

2021	$105,615
2022	129,392
2023	131,859
2024	120,871
2025	-
Total undiscounted future minimum lease payments	487,737
Less: Imputed interest	(45,602)
Present value of operating lease obligation	$442,135

The Company has one leased facility which is office, manufacturing, and warehouse space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases. Therefore, all lease and non-lease components are combined and accounted for as single lease component.

For the year ended December 31, 2020, the components of lease expense, included in cost of services and general and administrative expenses and the related interest expense in the consolidated statements of operations income, are as follows:

December 31, 2020
Operating lease cost:
Operating lease cost	$124,457

Financing lease cost:
Amortization of leased assets	99,662
Interest expense	24,817
Total lease cost	$124,479